Note 9 - Segment Data (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2014	2013

	(000's omitted)
Revenue:
Preneed and burial products	$47,445	$49,457
Traditional and universal life products	21,226	28,650
Administrative and financial services	1,244	1,215
Corporate and other	983	798
	$70,898	$80,120

Pre-tax income (loss) from operations:
Preneed and burial products	$(34)	$816
Traditional and universal life products	1,286	968
Administrative and financial services	284	306
Corporate and other	160	37
	$1,696	$2,127

Assets:
Preneed and burial products	$375,219	$375,905
Traditional and universal life products	120,377	109,777
Administrative and financial services	9,496	9,937
Corporate and other	80,121	67,990
	$585,213	$563,609

Amortization and depreciation expense:
Preneed and burial products	$5,458	$5,866
Traditional and universal life products	1,987	1,726
Administrative and financial services	278	264
Corporate and other	373	360
	$8,096	$8,216